Accounting policies (Schedule of Annual Depreciation and Amortization Rates) (Details)	12 Months Ended
Dec. 31, 2022
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Lives Or Depreciation Rates Property Plant And Equipment	50
Annual depreciation and amortization rates %	2
Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Lives Or Depreciation Rates Property Plant And Equipment	25
Annual depreciation and amortization rates %	4
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Lives Or Depreciation Rates Property Plant And Equipment	5
Annual depreciation and amortization rates %	15-20
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Lives Or Depreciation Rates Property Plant And Equipment	6
Annual depreciation and amortization rates %	6-15
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Lives Or Depreciation Rates Property Plant And Equipment	3
Annual depreciation and amortization rates %	20-33
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Lives Or Depreciation Rates Property Plant And Equipment	10
Annual depreciation and amortization rates %	10